Stock Options (Detail Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 15, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Granted	200,000			696,500	69,600
Number of shares cancelled	150,000
Number of shares vested	50,000
Description of incentives plan		The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,745,259 stock options, restricted stock awards or restricted stock units to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula		The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,037,544 stock options to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula
Fair value of options awarded				$ 1,267,732	$ 89,057
Stock based compensation expense		$ 736,770	$ 395,726	492,236	$ 170,382
Unrecognized non-cash compensation costs				$ 453,119
Non-vested stock options				39,117
Compensation expense for options repricing				$ 0
Common Stock Par Values
Number of stock options, granted				0
Stock Options
Exercise price repriced				$ 3.89	$ 3.00
Non-vested stock options				210,000
Options repricing					267,969
Unrecognized non-cash stock-based compensation expense				$ 533,619
Weighted Average Remaining Contractual Life				2 years 3 months 3 days	10 years
Stock Options | Minimum
Exercise price					$ 9.60
Stock Options | Maximum
Exercise price					$ 4.80